Stock Based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation
12.	Stock-Based Compensation
In December 2012, the Company adopted the 2012 Stock Option and Grant Plan (the “Plan”) under which the Company may grant stock options to purchase shares of its common stock to certain employees and nonemployees of the Company. The 2012 Plan was terminated as of the Closing, and accordingly, no additional awards will be granted under the 2012 Plan thereafter.
In connection with the Closing, the Company adopted the 2021 Equity Incentive Plan (the “2021 Plan”) and the 2021 Employee Stock Purchase Plan (“2021 ESPP”). The number of shares available for issuance under the 2021 Plan will be increased on the first day of each fiscal year, beginning on January 1, 2022, in an amount equal to the lesser of (i) 23,951,000 shares of New Spire Class A Common Stock, (ii) a number of shares of New Spire Class A Common Stock equal to 5% of the total number of shares of all of New Spire Class A Common Stock outstanding as of the last day of the immediately preceding fiscal year, or (iii) such number of shares of New Spire Class A Common Stock as the Company’s board of directors or its designated committee may determine no later than the last day of the immediately preceding fiscal year.
The 2021 Plan permits the grant of incentive stock options, nonstatutory stock options, stock appreciation rights, restricted stock, restricted stock units, and performance awards to employees, directors, or consultants under the 2021 Plan. The 2021 ESPP, the Company can grant stock options to employees to purchase shares of Class A common stock at a purchase price which equals to 85% of the lower of (i) the fair market value of common stock on the first trading day of the offering period or (ii) the fair market value of common stock on the exercise date. As of December 31, 2021, 8,983,092 and 3,194,000 shares were available for grant under the 2021 Plan and 2021 ESPP, respectively.

The following table summarizes stock option activity under the Plan:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term
			(in years)
Options outstanding at December 31, 2020 (1)	19,444,178	1.78	7.9
Granted	4,909,367	4.88
Exercised	(923,200)	1.40
Forfeited, canceled, or expired	(2,166,498)	2.96

Options outstanding at December 31, 2021	21,263,847	2.40	7.2

Vested and expected to vest at December 31, 2021	21,263,847	2.40	7.2
Exercisable at December 31, 2021	12,651,086	1.91	6.3

(1)	These amounts have been adjusted to correctly present the prior period activity and options outstanding at December 31, 2020.
The Company’s option award quantities and prices prior to the Merger have been retroactively restated to reflect the exchange ratio of approximately 1.8282 established in the Merger as described in Note 3.
The aggregate intrinsic value of options exercised as of December 31, 2021 and 2020, was $5,339 and $68, respectively. The aggregate fair value of options vested as of December 31, 2021 and 2020 was $3,908 and $940, respectively. The Company received $1,289 and $75 in cash proceeds from options exercised during the years ended December 31, 2021 and 2020, respectively. The weighted-average grant date fair value of options granted for the years ending December 31, 2021 and 2020 was $2.92 and $2.37, respectively. The aggregate intrinsic value of options outstanding as of December 31, 2021 and 2020 was $26,865 and $7,841, respectively. The aggregate intrinsic value of options exercisable as of December 31, 2021 and 2020 was $18,639 and $6,446, respectively.
The following table summarizes stock RSU activity under the Plan:

	Number of Shares	Weighted Average Grant Date Fair Value per Share
Outstanding as of December 31, 2020	—	$—
RSU granted	866,402	$4.08
RSU vested	—	$—
RSU forfeited	(82,500)	$5.35

Outstanding as of December 31, 2021	783,902	$3.94

For RSUs with service-based vesting conditions, the fair value is calculated based upon the Company’s closing stock price on the date of grant, and the stock-based compensation expense is recognized over the four-year vesting period.
As of December 31, 2021, there was $17,709 of total unrecognized compensation expense related to options and RSUs expected to be recognized over a weighted average-period of 3.01 years.
The following table summarizes the components of total stock-based compensation expense based on roles and responsibilities of the employees within the Consolidated Statements of Operations:

	Year Ended December 31,
	2021	2020
Cost of revenue	$432	$39
Research and development	2,859	1,000
Sales and marketing	2,307	327
General and administrative	6,036	794

	$11,634	$2,160

The fair value of stock-based compensation for stock options was estimated using the Black-Scholes option-pricing model requiring the use of subjective valuation assumptions and inputs, including the expected stock price volatility. The Company’s options have characteristics significantly different from those of traded options, and changes in input assumptions can materially affect the fair value estimates. Stock-based compensation expense for options is recognized over their respective vesting period, which ranges from one to four years
The fair value of all stock-based compensation was estimated using the following assumptions at the date of the grant:

Year Ended December 31,
	2021	2020
Risk-free interest rate	0.6% - 1.4%	0.4% - 1.5%
Expected volatility factor	66.9% - 70.0%	44.9% - 68.4%
Expected option life	5.0 - 6.08 years	5.1 - 6.8 years
Expected dividend yield	—	—